Marketable securities (Tables)	6 Months Ended
Jun. 30, 2018
Investments Debt And Equity Securities [Abstract]
Schedule of Investments in Marketable Debt Securities Classified as Available-for-Sale

As of June 30, 2018, the Company has the following investments in marketable debt securities classified as available-for-sale (in thousands):

	Maturity	Amortized cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Foreign Currency Translation Gains	Aggregate Estimated Fair Value
Available-for-sale securities
U.S. Treasury securities	3 - 8 months	$65,060	$—	$(9)	$4,734	$69,785